Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

We have adopted a clawback policy (the “Clawback Policy”) in accordance with the listing standards and rules of the Nasdaq Stock Market, that requires the Board to recoup excess compensation paid to our executive officers as a result of a financial statement restatement, regardless of any misconduct, fault or illegal activity on the part of the executive officer. The Clawback Policy applies in the case of an accounting restatement due to the material noncompliance of the Company with any financial reporting requirement under the securities laws. The Clawback Policy applies to all incentive-based compensation, which is any compensation that is granted, earned, or vested based wholly or in part upon the attainment of a financial reporting measure, received by our executive officers.